ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
Accounts Receivable
ACCOUNTS RECEIVABLE	5. ACCOUNTS RECEIVABLE The Company’s accounts receivable consists of the following:
	December 31, 2021	December 31, 2020
	$	$
Trade receivables	83,847	9,800
GST receivable	7,701	2,128
	91,548	11,928